Loans and advances and deposits at amortised cost	6 Months Ended
Jun. 30, 2021
Loans and advances and deposits at amortised cost [Abstract]
Loans and advances and deposits at amortised cost	Loans and advances and deposits at amortised cost

	As at 30.06.21	As at 31.12.20
	£m	£m
Loans and advances at amortised cost to banks	11,032	8,900
Loans and advances at amortised cost to customers	309,194	309,927
Debt securities at amortised cost	28,323	23,805
Total loans and advances at amortised cost	348,549	342,632

Deposits at amortised cost from banks	17,165	17,343
Deposits at amortised cost from customers	483,730	463,693
Total deposits at amortised cost	500,895	481,036